INCOME TAXES - Tax Effects of Temporary Differences (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax asset, net		$ 520	$ 1,371
Non-current deferred tax asset, net	7,949	8,027	743
Current deferred tax liability, net	(587)	(587)	(69)
Non-current deferred tax liability, net	(5,663)	(5,731)	(1,114)
Net deferred tax asset	491	2,229	931
Deferred tax assets:
Deferred charges		1,191	0
Deferred revenue		0	1,206
Related party accrued expenses		0	33
Deferred contract costs		0	398
Other accruals		1,774	581
Research and development credits		2,406	0
Capital lease obligation		124	240
Foreign tax credit and AMT credit carry forwards		12,538	7,764
Financing costs		0	334
Unrealized loss		507	379
Property and equipment		1,981	636
Net operating loss carry forwards		13,749	3,590
Total deferred tax assets		34,270	15,161
Less: valuation allowance		(25,723)	(6,998)
Total deferred tax assets, net		8,547	8,163
Deferred tax liabilities:
Other receivables		(329)	(69)
Property and equipment		(5,416)	(6,787)
Foreign exchange gain		0	(61)
Deferred contract costs		(258)	0
Intangible assets		(315)	(315)
Total deferred tax liabilities		(6,318)	(7,232)
Net deferred tax asset	$ 491	$ 2,229	$ 931